Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Sales & other services	—	1	7
Other purchases	12	1	65
Accounts receivable	7	7	8
Accounts payable	51	51	61